SHARE CAPITAL - Summary of Fair Values at the Amendment Date of the Share-Based Option Plan (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2020 CAD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2019 CAD ($) yr $ / shares
Canadian Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair value at grant		$ 0.82		$ 1.61
Share price at grant		1.01		2.90
Exercise price		$ 1.04		$ 4.54
Expected option life | yr	4.0	4.0	3.4	3.4
Risk free interest rate	0.67%	0.67%	1.43%	1.43%
Expected volatility	145.61%	145.61%	98.10%	98.10%
Expected dividends | $
US Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair value at grant	$ 0.89		$ 1.48
Share price at grant	1.04		2.36
Exercise price	$ 1.07		$ 2.72
Expected option life | yr	4.0	4.0	3.5	3.5
Risk free interest rate	0.29%	0.29%	1.50%	1.50%
Expected volatility	149.77%	149.77%	97.90%	97.90%
Expected dividends | $